Stockholders' Equity (Details)	6 Months Ended
Mar. 31, 2013
$0.50
Number of Shares	100,000
Expiration Date	May-14
$1.00
Number of Shares	100,000
Expiration Date	May-14
$1.50
Number of Shares	100,000
Expiration Date	May-14
$0.65
Number of Shares	125,000
Expiration Date	Jun-14
WarrantsOutstandingExercisePriceFiveMember
Number of Shares	125,000
Expiration Date	Jun-14
$0.39
Number of Shares	20,000
Expiration Date	Sep-14
WarrantsOutstandingExercisePriceSevenMember
Number of Shares	15,000
Expiration Date	Sep-14
$0.60
Number of Shares	15,000
Expiration Date	Sep-14
$0.38
Number of Shares	50,000
Expiration Date	Apr-15
WarrantsOutstandingExercisePriceTenMember
Number of Shares	50,000
Expiration Date	May-16
WarrantsOutstandingExercisePriceElevenMember
Number of Shares	50,000
Expiration Date	Jul-16
WarrantsOutstandingExercisePriceTwelveMember
Number of Shares	50,000
Expiration Date	Jul-16
WarrantsOutstandingExercisePriceThirteenMember
Number of Shares	50,000
Expiration Date	Jul-16
$2.00
Number of Shares	50,000
Expiration Date	Jul-16
$2.50
Number of Shares	50,000
Expiration Date	Jul-16
$0.40
Number of Shares	1,337,627
Expiration Date	Mar-17
WarrantsOutstandingExercisePriceSeventeenMember
Number of Shares	325,000
Expiration Date	Apr-17
$0.26
Number of Shares	300,000
Expiration Date	Jun-17
$0.35
Number of Shares	140,000
Expiration Date	Oct-17
$0.25
Number of Shares	13,085,000
Expiration Date	Feb-18
WarrantsOutstandingExercisePriceTwentyOneMember
Number of Shares	1,742,000
Expiration Date	Mar-18